Variable Interest Entities (Schedule of condensed statements of consolidated income of Oncor Holdings and its subsidiaries) (Details) - Oncor Holdings [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Operating revenues	$ 3,878	$ 3,822	$ 3,552
Operation and maintenance expenses	(1,526)	(1,453)	(1,269)
Depreciation and amortization	(863)	(851)	(814)
Taxes other than income taxes	(450)	(438)	(424)
Other income	6	13	18
Other deductions	(28)	(15)	(15)
Interest income	0	3	4
Interest expense and related charges	(333)	(353)	(371)
Income before income taxes	684	728	681
Income tax expense	(264)	(289)	(259)
Net income	420	439	422
Net income attributable to noncontrolling interests	(86)	(90)	(87)
Net income attributable to Oncor Holdings	$ 334	$ 349	$ 335